Note 9 - Subsequent Events (Details Textual)	Dec. 31, 2014	Mar. 31, 2014	Jan. 27, 2015
Common Stock, Shares Authorized	100,000,000	100,000,000
Subsequent Event [Member]
Common Stock Shares To Be Authorized Pending Shareholder Approval			275,000,000
Uroplasty [Member] | Subsequent Event [Member]
Common Stock Registered, To be Issued			88,296,588